SEGMENT REPORTING - Schedule of Underwriting Results for Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Gross written premiums	$ 17,706	$ 18,232	$ 16,637
Net written premiums	15,513	15,814	14,730
Premiums earned	15,560	15,187	13,443
Incurred losses and LAE	10,859	11,305	8,427
Commission and brokerage	3,461	3,300	2,952
Other underwriting expenses	1,029	938	846
Underwriting gain (loss)	211	(356)	1,219
Net investment income	2,124	1,954	1,434
Net gains (losses) on investments	(143)	19	(276)
Corporate expenses	(109)	(95)	(73)
Interest, fee and bond issue cost amortization expense	(151)	(149)	(134)
Other income (expense)	(45)	121	(14)
INCOME (LOSS) BEFORE TAXES	1,887	1,493	2,154
Reinsurance Treaty
Segment Reporting Information [Line Items]
Gross written premiums	11,656	11,547	10,163
Net written premiums	10,625	10,578	9,507
Premiums earned	10,496	10,103	8,663
Incurred losses and LAE	6,679	6,220	4,953
Commission and brokerage	2,672	2,564	2,293
Other underwriting expenses	243	243	213
Underwriting gain (loss)	902	1,077	1,204
Global Wholesale & Specialty
Segment Reporting Information [Line Items]
Gross written premiums	3,481	3,637	3,542
Net written premiums	2,894	3,054	3,015
Premiums earned	2,927	2,889	2,686
Incurred losses and LAE	1,967	2,053	1,789
Commission and brokerage	596	551	482
Other underwriting expenses	330	250	235
Underwriting gain (loss)	35	36	180
Legacy Segment
Segment Reporting Information [Line Items]
Gross written premiums	2,569	3,048	2,931
Net written premiums	1,994	2,182	2,209
Premiums earned	2,137	2,194	2,094
Incurred losses and LAE	2,213	3,032	1,685
Commission and brokerage	193	185	176
Other underwriting expenses	457	445	398
Underwriting gain (loss)	$ (726)	$ (1,468)	$ (165)